Schedule of Short-term Loans, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term loans	$ 7,850	$ 21,402
Less: Deferred financing costs	(34)	(122)
Short-term loans, net	$ 7,816	$ 21,280